Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consisted of the following:

	As of December 31,
	2019	2020
At cost:
Buildings	93,231	94,004
Leasehold improvement	34,560	44,379
Furniture and office equipment	11,982	15,371
Electronic equipment	20,472	23,695
Vehicles	2,783	4,150
Construction in progress	—	3,211

	163,028	184,810
Less: accumulated depreciation	(26,597)	(42,403)

Property and equipment, net	136,431	142,407

Summary of Depreciation of Property and Equipment
Depreciation of property and equipment were RMB7,194, RMB10,925 and RMB15,873 for the years ended December 31, 2018, 2019 and 2020, respectively, and included in the following captions:

	Years Ended December 31,
	2018	2019	2020
Cost of revenues	3,629	7,449	10,788
General and administrative expenses	3,565	3,476	5,085

Total	7,194	10,925	15,873